Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund

(together, the “Funds”)

Supplement dated April 17, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated March 27, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on April 14-15, 2020 (the “Meeting”), the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a reverse share split for the Goldman Sachs MLP Energy Infrastructure Fund (“MLP Energy Infrastructure Fund”), pursuant to which shareholders will receive one share in exchange for every 5 shares of the Fund they currently own. The amount of each shareholder’s aggregate investment in the Fund will remain unchanged as a result of the split. The effect of the reverse share split is to reduce the number of shares outstanding of the Fund and increase the Fund’s net asset value per share. The reverse share split will apply equally to each class of shares of the Fund.

The reverse share split will occur on or about June 5, 2020. After the close of the markets on that date, every 5 shares (or fractions thereof) of the Fund issued and outstanding will automatically and without any action on the part of shareholders be combined into one share (or fraction thereof) of the Fund. As a result, immediately following the reverse share split, each shareholder of the Fund will hold a number of shares of the Fund equal to the number of shares held by the shareholder immediately prior to the reverse share split, divided by 5. For example, if you have a $10,000 investment in the Fund represented by 2,000 shares with a net asset value per share of $5.00 at the time of the reverse share split, you will have a $10,000 investment in the Fund represented by 400 shares with a net asset value per share of $25.00 immediately following the split.

In addition, at the Meeting, the Board approved changes to the Goldman Sachs MLP & Energy Fund’s (“MLP & Energy Fund”) name and changes to the principal investment strategies of each of the Funds. The Funds’ current investment objectives to seek total return through current income and capital appreciation will not change. After the close of business on June 26, 2020 (the “Effective Date”), the MLP & Energy Fund’s name will change to the “Goldman Sachs Energy Infrastructure Fund.” Additionally, after the Effective Date, each Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes (measured at the time of purchase) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The MLP Energy Infrastructure Fund’s investments in MLPs will constitute at least 25% of its total assets as measured at the time of purchase. The MLP & Energy Fund’s investments in MLPs will not exceed 25% of its total assets as measured at the time of purchase. Each Fund’s benchmark and portfolio managers will not change.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses, and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs MLP & Energy Fund” are replaced with “Goldman Sachs Energy Infrastructure Fund.”

The following replaces in its entirety the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The Fund’s investments in MLPs will consist of at least 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, unlike traditional open-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%) as well as state and local income taxes.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian MLP Index (Total Return, Unhedged, USD). The Alerian MLP Index (Total Return, Unhedged, USD) is the leading gauge of energy infrastructure MLPs and is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

In the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risks are added:

Derivatives Risk. The Fund’s use of futures, swaps, options on swaps and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. The Fund intends to employ a blend of growth and value investment styles depending on market conditions, either of which may fall out of favor from time to time. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section of the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Through June 26, 2020, certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section of the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. Through June 26, 2020, certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the phone number on the back cover of the Prospectus.

The following replaces in its entirety the “Goldman Sachs MLP & Energy Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”).   The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian Midstream Energy Select Index (Total Return, Unhedged, USD). The Alerian Midstream Energy Select Index (Total Return, Unhedged, USD) is a composite of North American energy infrastructure companies and is a capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities.

In the “Goldman Sachs MLP & Energy Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP & Energy Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section of the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Through June 26, 2020, the Fund had been known as the Goldman Sachs MLP & Energy Fund and certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP & Energy Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section of the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. Through June 26, 2020, the Fund had been known as the Goldman Sachs MLP & Energy Fund and certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the phone number on the back cover of the Prospectus.

Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund

(together, the “Funds”)

Supplement dated April 17, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated March 27, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on April 14-15, 2020 (the “Meeting”), the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a reverse share split for the Goldman Sachs MLP Energy Infrastructure Fund (“MLP Energy Infrastructure Fund”), pursuant to which shareholders will receive one share in exchange for every 5 shares of the Fund they currently own. The amount of each shareholder’s aggregate investment in the Fund will remain unchanged as a result of the split. The effect of the reverse share split is to reduce the number of shares outstanding of the Fund and increase the Fund’s net asset value per share. The reverse share split will apply equally to each class of shares of the Fund.

The reverse share split will occur on or about June 5, 2020. After the close of the markets on that date, every 5 shares (or fractions thereof) of the Fund issued and outstanding will automatically and without any action on the part of shareholders be combined into one share (or fraction thereof) of the Fund. As a result, immediately following the reverse share split, each shareholder of the Fund will hold a number of shares of the Fund equal to the number of shares held by the shareholder immediately prior to the reverse share split, divided by 5. For example, if you have a $10,000 investment in the Fund represented by 2,000 shares with a net asset value per share of $5.00 at the time of the reverse share split, you will have a $10,000 investment in the Fund represented by 400 shares with a net asset value per share of $25.00 immediately following the split.

In addition, at the Meeting, the Board approved changes to the Goldman Sachs MLP & Energy Fund’s (“MLP & Energy Fund”) name and changes to the principal investment strategies of each of the Funds. The Funds’ current investment objectives to seek total return through current income and capital appreciation will not change. After the close of business on June 26, 2020 (the “Effective Date”), the MLP & Energy Fund’s name will change to the “Goldman Sachs Energy Infrastructure Fund.” Additionally, after the Effective Date, each Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes (measured at the time of purchase) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The MLP Energy Infrastructure Fund’s investments in MLPs will constitute at least 25% of its total assets as measured at the time of purchase. The MLP & Energy Fund’s investments in MLPs will not exceed 25% of its total assets as measured at the time of purchase. Each Fund’s benchmark and portfolio managers will not change.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses, and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The Fund’s investments in MLPs will consist of at least 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, unlike traditional open-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%) as well as state and local income taxes.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian MLP Index (Total Return, Unhedged, USD). The Alerian MLP Index (Total Return, Unhedged, USD) is the leading gauge of energy infrastructure MLPs and is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

In the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risks are added:

Derivatives Risk. The Fund’s use of futures, swaps, options on swaps and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. The Fund intends to employ a blend of growth and value investment styles depending on market conditions, either of which may fall out of favor from time to time. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section of the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Through June 26, 2020, certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs MLP & Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund

(together, the “Funds”)

Supplement dated April 17, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated March 27, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on April 14-15, 2020 (the “Meeting”), the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a reverse share split for the Goldman Sachs MLP Energy Infrastructure Fund (“MLP Energy Infrastructure Fund”), pursuant to which shareholders will receive one share in exchange for every 5 shares of the Fund they currently own. The amount of each shareholder’s aggregate investment in the Fund will remain unchanged as a result of the split. The effect of the reverse share split is to reduce the number of shares outstanding of the Fund and increase the Fund’s net asset value per share. The reverse share split will apply equally to each class of shares of the Fund.

The reverse share split will occur on or about June 5, 2020. After the close of the markets on that date, every 5 shares (or fractions thereof) of the Fund issued and outstanding will automatically and without any action on the part of shareholders be combined into one share (or fraction thereof) of the Fund. As a result, immediately following the reverse share split, each shareholder of the Fund will hold a number of shares of the Fund equal to the number of shares held by the shareholder immediately prior to the reverse share split, divided by 5. For example, if you have a $10,000 investment in the Fund represented by 2,000 shares with a net asset value per share of $5.00 at the time of the reverse share split, you will have a $10,000 investment in the Fund represented by 400 shares with a net asset value per share of $25.00 immediately following the split.

In addition, at the Meeting, the Board approved changes to the Goldman Sachs MLP & Energy Fund’s (“MLP & Energy Fund”) name and changes to the principal investment strategies of each of the Funds. The Funds’ current investment objectives to seek total return through current income and capital appreciation will not change. After the close of business on June 26, 2020 (the “Effective Date”), the MLP & Energy Fund’s name will change to the “Goldman Sachs Energy Infrastructure Fund.” Additionally, after the Effective Date, each Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes (measured at the time of purchase) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The MLP Energy Infrastructure Fund’s investments in MLPs will constitute at least 25% of its total assets as measured at the time of purchase. The MLP & Energy Fund’s investments in MLPs will not exceed 25% of its total assets as measured at the time of purchase. Each Fund’s benchmark and portfolio managers will not change.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses, and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs MLP & Energy Fund” are replaced with “Goldman Sachs Energy Infrastructure Fund.”

The following replaces in its entirety the “Goldman Sachs MLP & Energy Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”).   The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian Midstream Energy Select Index (Total Return, Unhedged, USD). The Alerian Midstream Energy Select Index (Total Return, Unhedged, USD) is a composite of North American energy infrastructure companies and is a capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities.

In the “Goldman Sachs MLP & Energy Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP & Energy Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section of the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Through June 26, 2020, the Fund had been known as the Goldman Sachs MLP & Energy Fund and certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Class P Shares | Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund

(together, the “Funds”)

Supplement dated April 17, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated March 27, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on April 14-15, 2020 (the “Meeting”), the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a reverse share split for the Goldman Sachs MLP Energy Infrastructure Fund (“MLP Energy Infrastructure Fund”), pursuant to which shareholders will receive one share in exchange for every 5 shares of the Fund they currently own. The amount of each shareholder’s aggregate investment in the Fund will remain unchanged as a result of the split. The effect of the reverse share split is to reduce the number of shares outstanding of the Fund and increase the Fund’s net asset value per share. The reverse share split will apply equally to each class of shares of the Fund.

The reverse share split will occur on or about June 5, 2020. After the close of the markets on that date, every 5 shares (or fractions thereof) of the Fund issued and outstanding will automatically and without any action on the part of shareholders be combined into one share (or fraction thereof) of the Fund. As a result, immediately following the reverse share split, each shareholder of the Fund will hold a number of shares of the Fund equal to the number of shares held by the shareholder immediately prior to the reverse share split, divided by 5. For example, if you have a $10,000 investment in the Fund represented by 2,000 shares with a net asset value per share of $5.00 at the time of the reverse share split, you will have a $10,000 investment in the Fund represented by 400 shares with a net asset value per share of $25.00 immediately following the split.

In addition, at the Meeting, the Board approved changes to the Goldman Sachs MLP & Energy Fund’s (“MLP & Energy Fund”) name and changes to the principal investment strategies of each of the Funds. The Funds’ current investment objectives to seek total return through current income and capital appreciation will not change. After the close of business on June 26, 2020 (the “Effective Date”), the MLP & Energy Fund’s name will change to the “Goldman Sachs Energy Infrastructure Fund.” Additionally, after the Effective Date, each Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes (measured at the time of purchase) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The MLP Energy Infrastructure Fund’s investments in MLPs will constitute at least 25% of its total assets as measured at the time of purchase. The MLP & Energy Fund’s investments in MLPs will not exceed 25% of its total assets as measured at the time of purchase. Each Fund’s benchmark and portfolio managers will not change.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses, and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The Fund’s investments in MLPs will consist of at least 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, unlike traditional open-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%) as well as state and local income taxes.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian MLP Index (Total Return, Unhedged, USD). The Alerian MLP Index (Total Return, Unhedged, USD) is the leading gauge of energy infrastructure MLPs and is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

In the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risks are added:

Derivatives Risk. The Fund’s use of futures, swaps, options on swaps and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. The Fund intends to employ a blend of growth and value investment styles depending on market conditions, either of which may fall out of favor from time to time. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section of the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. Through June 26, 2020, certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the phone number on the back cover of the Prospectus.

Class P Shares | Goldman Sachs MLP & Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund

(together, the “Funds”)

Supplement dated April 17, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated March 27, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on April 14-15, 2020 (the “Meeting”), the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved a reverse share split for the Goldman Sachs MLP Energy Infrastructure Fund (“MLP Energy Infrastructure Fund”), pursuant to which shareholders will receive one share in exchange for every 5 shares of the Fund they currently own. The amount of each shareholder’s aggregate investment in the Fund will remain unchanged as a result of the split. The effect of the reverse share split is to reduce the number of shares outstanding of the Fund and increase the Fund’s net asset value per share. The reverse share split will apply equally to each class of shares of the Fund.

The reverse share split will occur on or about June 5, 2020. After the close of the markets on that date, every 5 shares (or fractions thereof) of the Fund issued and outstanding will automatically and without any action on the part of shareholders be combined into one share (or fraction thereof) of the Fund. As a result, immediately following the reverse share split, each shareholder of the Fund will hold a number of shares of the Fund equal to the number of shares held by the shareholder immediately prior to the reverse share split, divided by 5. For example, if you have a $10,000 investment in the Fund represented by 2,000 shares with a net asset value per share of $5.00 at the time of the reverse share split, you will have a $10,000 investment in the Fund represented by 400 shares with a net asset value per share of $25.00 immediately following the split.

In addition, at the Meeting, the Board approved changes to the Goldman Sachs MLP & Energy Fund’s (“MLP & Energy Fund”) name and changes to the principal investment strategies of each of the Funds. The Funds’ current investment objectives to seek total return through current income and capital appreciation will not change. After the close of business on June 26, 2020 (the “Effective Date”), the MLP & Energy Fund’s name will change to the “Goldman Sachs Energy Infrastructure Fund.” Additionally, after the Effective Date, each Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes (measured at the time of purchase) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). The MLP Energy Infrastructure Fund’s investments in MLPs will constitute at least 25% of its total assets as measured at the time of purchase. The MLP & Energy Fund’s investments in MLPs will not exceed 25% of its total assets as measured at the time of purchase. Each Fund’s benchmark and portfolio managers will not change.

Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses, and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs MLP & Energy Fund” are replaced with “Goldman Sachs Energy Infrastructure Fund.”

The following replaces in its entirety the “Goldman Sachs MLP & Energy Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”).   The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector.

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as C-Corps; institutional units (“I-Units”) issued by MLP affiliates; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (“ETNs”), that provide exposure to MLPs.

The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies. Such investments may include issuers in the upstream and downstream sectors of the energy value chain. Upstream energy companies are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids. Downstream energy companies are primarily engaged in the refining and retail distribution of natural gas liquids and crude oil.

The Fund’s investments may be of any credit quality, duration or capitalization size. The Fund may also invest in derivatives, including options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. While the Fund may invest in derivatives for hedging purposes, the Fund generally does not intend to hedge its exposures. The Fund’s investments in derivatives, pooled investment vehicles, and other investments are counted towards the Fund’s 80% policy to the extent they have economic characteristics similar to the investments included within that policy. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Alerian Midstream Energy Select Index (Total Return, Unhedged, USD). The Alerian Midstream Energy Select Index (Total Return, Unhedged, USD) is a composite of North American energy infrastructure companies and is a capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities.

In the “Goldman Sachs MLP & Energy Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added:

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

The following replaces in its entirety the first paragraph of the “Goldman Sachs MLP & Energy Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section of the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. Through June 26, 2020, the Fund had been known as the Goldman Sachs MLP & Energy Fund and certain of the Fund’s strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the phone number on the back cover of the Prospectus.